Income Tax (Details) - Schedule of total unrecognized tax benefits - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Total Unrecognized Tax Benefits [Abstract]
Beginning Balance	$ 10,540	$ 9,091
Decrease in tax positions	(1,042)	(1,457)
Increase in tax positions	4,455	2,906
Statue limitation	(1,012)
Ending Balance	$ 12,941	$ 10,540